Income Taxes - Schedule of Movements of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 513,296	¥ 304,242	¥ 177,785
Additions	248,033	209,054	126,457
Balance at end of the period	¥ 761,329	¥ 513,296	¥ 304,242